COMMON STOCK RECEIVABLE	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
COMMON STOCK RECEIVABLE

NOTE 11 - COMMON STOCK RECEIVABLE

On September 2, 2011, the Company and Richard Glisky signed a Rescission Agreement (“the Agreement) to rescind an Agreement for the Acquisition of Harvest Hartwell CCP, LLC (HHCCP), a Michigan limited liability company.  The Agreement for Acquisition was originally signed on September 30, 2010.

As called for in the Rescission Agreement, the Company assigned 100% of its interests in HHCCP to the previous owner, Richard Glisky. Richard Glisky, in turn, assigned 1,920,000 shares of Company common stock back to the Company which the Company’s intended to have cancelled.  On February 23, 2012, 1,920,000 shares of the Company common stock was returned to the Company and canceled.  Consequently, the Company had an $8,000,000 stock receivable removed from its books.

9.    COMMON STOCK RECEIVABLE

On September 2, 2011, Z3E and Richard Glisky signed a Rescission Agreement (Agreement) to rescind an Agreement for the Acquisition of Harvest Hartwell CCP, LLC (HHCCP), a Michigan limited liability company. The Agreement for Acquisition was originally signed on September 30, 2010.

As called for in the Rescission Agreement, Z3 Enterprises assigned 100% of its interests in HHCCP to the previous owner, Richard Glisky. Richard Glisky, in turn, assigned 1,920,000 shares of Z3E common stock back to Z3E which the Company intends to have cancelled. As of January 31, 2012, the 1,920,000 shares of Z3E common stock had not been returned to the Company. Consequently, the Company has an $8,000,000 stock receivable recorded on its books (See note 10 Subsequent Events for additional information.).